Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of September 30, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023
Assets
Marketable Securities held in Trust Account:
U.S. Treasury Securities	$121,479,815	$121,479,815	$—	$—
Liabilities
Derivative liabilities – Forward Purchase Agreement	$8,890,000	$—	$—	$8,890,000

Schedule of Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	As of September 30, 2023	As of August 15, 2023
Redemption Price	$10.55	$10.43
Stock price	$10.55	$10.49
Volatility	57.0%	56.0%
Term (years)	2.87	3.00
Risk-free rate	4.83%	4.64%
(1)	Reflected in Change in fair value of Forward Purchase Agreement on the condensed consolidated statements of operations.

Schedule of Fair Value of the Assets and Liabilities	The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the nine months ended September 30, 2023 is summarized as follows:
Fair value as of (inception) August 15, 2023	$8,810,000
Change in fair value of derivative liabilities(1)	80,000
Fair value as of September 30, 2023	$8,890,000

(1)	Reflected in Change in fair value of Forward Purchase Agreement on the condensed consolidated statements of operations.